Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Class A Common Stock	Dec. 31, 2010 Predecessor Class B Common Stock
Current Assets
Cash and cash equivalents	$ 222.7	$ 154.0	$ 141.7
Accounts receivable:
Third party, net of allowance for doubtful accounts	348.4	270.9	243.8
Related party	1.7	6.9	2.7
Inventories	404.4	311.2	198.4
Prepaid and other assets	18.0	21.7	144.8
Deferred income taxes	4.3	4.3	4.3
Total Current Assets	999.5	769.0	735.7
Property, Plant and Equipment, Net	558.8	554.5	315.5
Intangible Assets, Net	307.4	313.3
Other Long-Term Assets	37.3	20.6	46.7
Total Assets	1,903.0	1,657.4	1,097.9
Accounts payable:
Third party	134.3	126.9	134.7
Related party	72.6	74.8	64.3
Accrued liabilities	41.5	45.7	45.7
Long-term debt due within one year	4.4	5.9	4.3
Income taxes payable	42.6	27.6	3.3
Total Current Liabilities	295.4	280.9	252.3
Noncurrent Liabilities
Long-term debt	551.9	421.4	420.7
Pension and postretirement healthcare benefits	142.2	142.7	107.2
Deferred income taxes	18.4	19.1
Other	47.1	41.0	47.4
Total Noncurrent Liabilities	759.6	624.2	575.3
Liabilities Subject to Compromises			900.3
Contingencies and commitments (Note 13)
Stockholders' Equity
Common stock value	0.1	0.1		0.2	0.2
Capital in excess of par value	582.6	579.2	496.2
Retained earnings (accumulated deficit)	327.8	241.5	(1,128.2)
Accumulated other comprehensive income (loss)	(50.3)	(57.0)	8.8
Treasury stock, at cost	(12.2)	(11.5)	(7.2)
Total Stockholders' Equity	848.0	752.3	(630.0)
Total Liabilities and Stockholders' Equity	$ 1,903.0	$ 1,657.4	$ 1,097.9